Accrued warranty cost	12 Months Ended
Dec. 31, 2011
Accrued warranty cost
Accrued warranty cost
19.	Accrued warranty cost

The movement of Group’s accrued warranty costs for solar module is summarized below:

	As of December 31,	As of December 31,	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
Beginning balance	5,185	5,931	31,277
Warranty provision	746	25,346	47,474
Ending balance	5,931	31,277	78,751

There was nil utilization of the warranty accruals for the years ended December 31, 2010 and 2011, respectively.